Other Current Assets and Other Long Term Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to Suppliers and Loans		$ 835	$ 1,353
Unbilled receivables on uncompleted contracts	$ 10,953	9,868	9,931
Prepaid Expenses		3,152	1,298
Prepaid Income Taxes	11,594	6,069	3,376
Employee Receivables		327	552
Advances and other receivables	1,918	1,725
Other Creditors		563	227
Other current assets	$ 25,436	$ 7,794	$ 5,508